CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 687,747	$ 397,589	$ 683,098
Prepaid expenses	12,030	10,293	7,448
Total current assets	699,777	407,882	690,546
Intangible assets	152,854	152,854	162,854
Total assets	852,631	560,736	853,400
Current liabilities
Accounts payable and accrued liabilities	28,156	71,563	6,182
Accrued expenses - related parties	39,592	30,095	7,255
Contract and contribution payable	50,000	134,125	187,500
Total current liabilities	117,748	235,783	200,937
Convertible promissory note payable to related party, net of discount of $669,247	30,753
Interest payable to related party	2,819
Contract and contribution payable, less current portion	100,000	100,000	178,125
Total liabilities	251,320	335,783	379,062
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value: Authorized: 10,000,000 shares, Issued and outstanding: nil
Common stock: $0.00001 par value: Authorized: 500,000,000 shares, issued and outstanding: 67,781,934 and 66,575,122 shares, respectively	700	678	666
Additional paid-in capital	11,185,186	9,197,970	8,128,860
Accumulated deficit	(10,584,575)	(8,973,695)	(7,655,188)
Total stockholders' equity	601,311	224,953	474,338
Total liabilities and stockholders' equity	$ 852,631	$ 560,736	$ 853,400